INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year		$ 74.0	$ 49.9
Origination and reversal of temporary differences		(233.3)	14.2
Income tax recovery	$ 10.2	18.7	1.6
Net deferred tax assets		199.4	81.5
Deferred income tax liability		3,065.5	2,866.1
Deductible temporary differences		139.6	115.5
Unrecognized		195.2
Strategic Aerospace and Defence Initiative (SADI) Program
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year		57.4
Origination and reversal of temporary differences		(61.9)
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized		140.4
Capital Losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized		$ 180.2	$ 19.9